REGULATORY CAPITAL	12 Months Ended
Jun. 30, 2015
REGULATORY CAPITAL [Abstract]
REGULATORY CAPITAL

16.            REGULATORY CAPITAL

Federal regulations require the Company and Savings Bank to maintain minimum amounts of capital. Specifically, each is required to maintain certain minimum dollar amounts and ratios of Total and Tier I Capital to Risk-Weighted Assets and of Tier I Capital to Average Total Assets.

In addition to the capital requirements, the Federal Deposit Insurance Corporation Improvement Act (“FDICIA”) established five capital categories ranging from well capitalized to critically undercapitalized. Should any institution fail to meet the requirements to be considered adequately capitalized, it would become subject to a series of increasingly restrictive regulatory actions.

In July of 2013 the respective U.S. federal banking agencies issued final rules implementing Basel III and the Dodd-Frank Act capital requirements to be fully-phased in on a global basis on January 1, 2019.  The new regulations establish a new tangible common equity capital requirement, increase the minimum requirement for the current Tier 1 risk-weighted asset (“RWA”) ratio, phase out certain kinds of intangibles treated as capital and certain types of instruments and change the risk weightings of certain assets used to determine required capital ratios. Provisions of the Dodd-Frank Act generally require these capital rules to apply to bank holding companies and their subsidiaries. The new common equity Tier 1 capital component requires capital of the highest quality – predominantly composed of retained earnings and common stock instruments. For community banks, such as West View Savings Bank, a common equity Tier 1 capital ratio of 4.5% became effective on January 1, 2015.  The new capital rules also increased the current minimum Tier 1 capital ratio from 4.0% to 6.0% beginning on January 1, 2015. In addition, in order to make capital distributions and pay discretionary bonuses to executive officers without restriction, an institution must also maintain greater than 2.5% in common equity attributable to a capital conservation buffer to be phased in from January 1, 2016 until January 1, 2019. The new rules also increase the risk weights for several categories of assets, including an increase from 100% to 150% for certain acquisition, development and construction loans and more than 90-day past due exposures.  The new capital rules maintain the general structure of the prompt corrective action rules, but incorporate the new common equity Tier 1 capital requirement and the increased Tier 1 RWA requirement into the prompt corrective action framework.

Bank holding companies are generally subject to statutory capital requirements, which were implemented by certain of the new capital regulations described above that became effective on January 1, 2015.  However, the Small Banking Holding Company Policy Statement exempts certain small bank holding companies like the Company from those requirements provided that they meet certain conditions.

As of June 30, 2015, the FDIC categorized the Savings Bank as well capitalized under the regulatory framework for prompt corrective action.  To be classified as a well capitalized financial institution, Common Equity Tier 1 Capital, Tier 1 Risk-Based, Total Risk-Based, and Tier 1 Leverage Capital Ratios must be at least 6.5 percent, 8 percent, 10 percent, and 5 percent, respectively.

The Company's and Savings Bank's actual capital ratios for fiscal 2015 are presented in the following table, which show that both met all regulatory capital requirements.

	June 30, 2015
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)

Actual	$32,504	21.75%	$30,905	20.70%
To Be Well Capitalized	9,713	6.50	9,707	6.50
For Capital Adequacy Purposes	6,724	4.50	6,720	4.50

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,504	21.75%	$30,905	20.70%
To Be Well Capitalized	11,954	8.00	11,947	8.00
For Capital Adequacy Purposes	8,966	6.00	8,960	6.00

Total Capital (to Risk-Weighted Assets)

Actual	$32,859	21.99%	$31,261	20.93%
To Be Well Capitalized	14,943	10.00	14,933	10.00
For Capital Adequacy Purposes	11,954	8.00	11,947	8.00

Tier I Capital (to Average Total Assets)

Actual	$32,504	10.03%	$30,905	9.54%
To Be Well Capitalized	16,204	5.00	16,199	5.00
For Capital Adequacy Purposes	12,963	4.00	12,959	4.00

As of June 30, 2014, the FDIC categorized the Savings Bank as well capitalized under the regulatory framework for prompt corrective action.  To be classified as a well capitalized financial institution, Tier 1 Risk-Based, Total Risk-Based, and Tier 1 Leverage Capital Ratios must be at least 6 percent, 10 percent, and 5 percent, respectively.

The Company's and Savings Bank's actual capital ratios for fiscal 2014 are presented in the following table, which show that both met all regulatory capital requirements.

	June 30, 2014
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,208	29.27%	$30,733	27.95%
To Be Well Capitalized	6,603	6.00	6,598	6.00
For Capital Adequacy Purposes	4,402	4.00	4,399	4.00

Total Capital (to Risk-Weighted Assets)

Actual	$32,490	29.52%	$31,015	28.20%
To Be Well Capitalized	11,005	10.00	10,997	10.00
For Capital Adequacy Purposes	8,804	8.00	8,798	8.00

Tier I Capital (to Average Total Assets)

Actual	$32,208	10.17%	$30,733	9.71%
To Be Well Capitalized	15,830	5.00	15,826	5.00
For Capital Adequacy Purposes	12,664	4.00	12,660	4.00